EMPLOYEE RETENTION ALLOWANCE - Disclosure of detailed information about employee retention allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about defined benefit plans [abstract]
Employee retention allowance, beginning balance	$ 180,519	$ 171,867
Foreign exchange adjustment	3,640	8,652
Employee retention allowance, ending balance	$ 184,159	$ 180,519